LOAN PAYABLE	12 Months Ended
Dec. 31, 2014
LOAN PAYABLE
2.	LOAN PAYABLE

On February 5, 2013, Capricor entered into a Loan Agreement with CIRM, or the CIRM Loan Agreement, pursuant to which CIRM agreed to disburse $19,782,136 to Capricor over a period of approximately three and one-half years to support Phase II of the ALLSTAR clinical trial.

Under the CIRM Loan Agreement, Capricor is required to repay the CIRM loan with interest at the end of the loan period. The loan also provides for the payment of a risk premium whereby Capricor is required to pay CIRM a premium of up to 500% of the loan amount upon the achievement of certain revenue thresholds. The loan has a term of five years and is extendable annually up to ten years at Capricor’s option if certain conditions are met. The interest rate for the initial term is set at the one-year LIBOR rate plus 2% (“base rate”), compounded annually, and becomes due at the end of the fifth year. After the fifth year, if the term of the loan is extended and if certain conditions are met, the interest rate will increase by 1% over the base rate each sequential year thereafter, with a maximum increase of 5% over the base rate in the tenth year. CIRM has the right to cease disbursements if a no-go milestone occurs or certain other conditions are not met. Under the terms of the CIRM Loan Agreement, CIRM deducted $36,667 from the initial disbursement to cover its costs in conducting financial due diligence on Capricor. According to the original CIRM Loan Agreement, CIRM intended to also deduct approximately $16,667 from each disbursement made in the second and third year of the loan period to cover its costs of continuing due diligence according to the payment disbursement schedule. However, in June 2014, the CIRM Loan Agreement was amended to adjust the due diligence costs which can be deducted from the disbursements. CIRM refunded approximately $6,667 to Capricor, which amount CIRM had previously withheld, and CIRM will not be permitted to withhold additional funds from the indirect costs portion of Capricor’s future disbursements. So long as Capricor is not in default under the terms of the CIRM Loan Agreement, the loan may be forgiven during the term of the project period if Capricor abandons the trial due to the occurrence of a no-go milestone. After the end of the project period, the loan may also be forgiven if Capricor elects to abandon the project under certain circumstances. Under the terms of the CIRM Loan Agreement, Capricor is required to meet certain financial milestones by demonstrating to CIRM prior to each disbursement of loan proceeds that it has sufficient funds available to cover all costs and expenses anticipated to be required to continue Phase II of the ALLSTAR trial for at least the following 12-month period, less the costs budgeted to be covered by planned loan disbursements. The Company is also required to meet certain progress milestones set forth in the CIRM Notice of Loan Award. There is no assurance that the Company will meet its milestones under the Loan Agreement or that CIRM will not discontinue the disbursement of funds. Capricor did not issue stock, warrants or other equity to CIRM in connection with this award.

The timing of the distribution of funds pursuant to the CIRM Loan Agreement is contingent upon the availability of funds in the California Stem Cell Research and Cures Fund in the California State Treasury, as determined by CIRM in its sole discretion.

The due diligence costs are recorded as a discount on the loan and amortized to general and administrative expenses over the remaining term of the loan. As of December 31, 2014, $30,000 of loan costs were capitalized with the balance of $16,875 to be amortized over approximately 3.1 years.

In February 2013, Capricor received loan proceeds of $857,267, net of loan costs. This disbursement carries interest at the initial rate of approximately 2.8% per annum.

In July 2013, Capricor received its second disbursement under the loan award of $3,067,799. This disbursement carries interest at the initial rate of approximately 2.5% per annum.

In April 2014, Capricor received the third disbursement under the loan award of $4,679,947. This disbursement carries interest at the initial rate of approximately 2.6% per annum.

In July 2014, Capricor received the fourth disbursement under the loan award of $514,177, which includes previously deducted due diligence costs that were refunded. This disbursement carries interest at the initial rate of approximately 2.6% per annum. A portion of the principal received under the third and fourth disbursements are currently being recorded as restricted cash, due to the fact that Capricor must expend approved project costs in order to use these funds. For the years ended December 31, 2014 and 2013, interest expense under the CIRM loan was $200,505 and $58,134, respectively.